Off-balance-sheet exposures	6 Months Ended
Jun. 30, 2022
Off-Balance-Sheet Exposures
Off-balance-sheet exposures	Off-balance-sheet exposures
The off-balance-sheet exposures related to balances representing loans commitments, financial guarantees and other commitments granted (recoverables and non recoverables).
Financial guarantees granted include financial guarantees contracts such as financial bank guarantees, credit derivatives, and risks arising from derivatives granted to third parties; non-financial guarantees include other guarantees and irrevocable documentary credits.
Loan and other commitments granted include all off-balance-sheet exposures, which are not classified as guarantees provided, including loans commitment granted.

	EUR million
	30-06-2022	31-12-2021
Loan commitments granted	275,865	262,737
Of which impaired	657	615
Financial guarantees granted	12,881	10,758
Of which impaired	513	188
Bank sureties	12,836	10,715
Credit derivatives sold	45	43
Other commitments granted	91,195	75,733
Of which impaired	681	781
Other granted guarantees	44,016	40,158
Other	47,179	35,575
The breakdown of the off-balance sheet exposure and impairment on 30 June 2022 and 31 December 2021 by impairment stages is EUR 370,571 million and EUR 337,113 million of exposure and EUR 378 million and EUR 372 million of impairment in stage 1, EUR 7,519 million and EUR 10,531 million of exposure and EUR 142 million and EUR 200 million of impairment in stage 2, and EUR 1,851 million and EUR 1,584 million of exposure and EUR 223 million and EUR 161 million of impairment in stage 3, respectively.